Financial Instruments and Financial Risk Management	6 Months Ended
Jun. 30, 2020
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Estimates of fair value

Financial assets

Level 1 and level 2 financial instruments:

As of June 30, 2020, and December 31, 2019 the Group has no financial assets measured at level 1 or level 2.

Level 3 financial instruments:

The Company has several financial assets measured at fair value through profit or loss, which meet the level 3 criteria.

Fair value measurements based on unobservable data (level 3):

The following table presents the level 3 fair value financial assets:

	June 30,	December 31,
	2020	2019
	Level 3
	USD in thousands

Linkury's shares	2,057	2,637
Gix Warrants	11	71
Reverse earn-out	180	-
Conversion Right	646	619
Anti-dilution	415	289
	3,309	3,616

The following table presents the Level 3 financial assets roll-forward:

	Linkury's shares	Gix Warrants	Reverse earn out	Conversion Right	Anti-dilution	Total
	USD in thousands
Balance as of January 1, 2020	2,637	71	-	619	289	3,616
Changes in fair value recognized within profit or loss	(580)	(60)	180	27	126	(307)
Balance as of June 30, 2020	2,057	11	180	646	415	3,309

Total unrealized loss for the period included in profit or loss for assets held at the end of the reporting period amounted to USD 307 thousand.

	Linkury's shares	Gix Warrants	Reverse earn out	Conversion Right	Anti-dilution	Total
	USD in thousands
Balance as of January 1, 2019	-	-	-	-	-	-
Initial recognition of financial asset	2,501	162	13	617	231	3,524
Changes in fair value recognized within profit or loss	136	(91)	(13)	2	58	92
Balance as of December 31, 2019	2,637	71	-	619	289	3,616

Total unrealized profits for the period included in profit or loss for assets held at the end of the reporting period amounted to USD 105 thousand.

Financial liabilities

Level 1 financial instruments:

As of June 30, 2020, and December 31,2019 the Group has financial liability measured at level 1 – Warrants C.

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm's length basis.

Level 3 financial instruments:

The Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria - warrants issued to investors.

The following table presents the financial liabilities that were measured at fair value:

	June 30			December 31
	2020			2019
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	555	33	588	1,419	40	1,459